Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows From Operating Activities
Net Loss	$ (1,793,227)	$ (2,479,661)
Adjustments to Reconcile Loss to Net Cash (Used In) Provided By Operating Activities:
Depreciation and Amortization	2,613,229	2,765,713
Amortization of Debt Issuance Costs	15,501	15,057
Stock-Based Compensation	300,000	450,000
Gain on Disposal of Property and Equipment		(309,000)
Change in Allowance for Expected Credit Losses	15,869	(121,767)
Change in Reserve for Obsolescence	80,667	186,285
Deferred Income Taxes	439,942	(514,832)
(Increase) Decrease in:
Accounts Receivable	(518,432)	1,182,626
Inventory	(1,012,332)	(1,305,454)
Prepaid Expenses and Other Assets	(59,238)	(237,146)
Increase (Decrease) in:
Accounts Payables and Accrued Expenses	381,372	(231,163)
Federal Income Tax Payable	179,376	(380,000)
Deferred Revenue	29,908	36,512
Net Cash Provided By (Used In) Operating Activities	672,635	(942,830)
Cash Flows From Investing Activities
Purchases of Property and Equipment	(644,292)	(1,239,866)
Proceeds from Disposal of Property and Equipment		309,000
Net Cash Used in Investing Activities	(644,292)	(930,866)
Cash Flows From Financing Activities
Borrowing on Line of Credit, Net	500,000	(273,729)
Borrowing on Debt Obligations		1,100,388
Borrowing on Debt Obligations - Related Parties	1,268,732
Repayments on Debt Obligations	(1,737,654)	(420,802)
Repayments on Finance Lease Obligations	(299,341)	(91,619)
Net Cash (Used In) Provided By Financing Activities	(268,263)	314,238
Net Decrease in Cash	(239,920)	(1,559,458)
Cash - Beginning	598,787	2,158,245
Cash - Ending	358,867	598,787
Supplemental Cash Flow Disclosures:
Cash Paid for Interest	756,519	738,010
Cash Paid for Taxes		568,143
Supplemental Disclosures of Non-Cash Investing Activities:
(Decrease) Increase in Assets Acquired and Included in AP	527,219	198,584
Issuance of finance lease for acquisition of equipment		2,160,070
De-recognition of PPE and Intangible Asset transaction		$ 560,000